Schedule of Long Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 1,729,351	$ 1,266,729	$ 1,758,519	$ 1,398,625
Less net unamortized debt issue costs	(23,098)		(28,082)
Long-term debt	1,706,253		1,730,437
6.5% Senior Notes Due 2021 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	226,113	165,625	312,601	248,625
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	477,823	350,000	440,062	350,000
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	479,331	351,104	502,928	400,000
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 546,084	$ 400,000	$ 502,928	$ 400,000